15. Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables.
Trade and Other Receivables

15.        Trade and other receivables

The trade receivables as of December 31, 2019 and 2018, of €204 and €210, respectively, are all due in the short-term, do not bear interest and are not impaired. Other receivables are all due short-term and mainly comprise value-added tax receivables of €453 (2018: €839).